Equity-accounted Investments - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of joint ventures [line items]
Equity in loss of investment in joint venture and associates	$ 4,941	$ 10,131
Weichai Ballard JV
Disclosure of joint ventures [line items]
Equity in loss of investment in joint venture and associates	$ 4,941	$ 9,931
Proportion of ownership interest in joint venture	49.00%	49.00%
Synergy Ballard JV Co
Disclosure of joint ventures [line items]
Equity in loss of investment in joint venture and associates	$ 0	$ (200)
Proportion of ownership interest in joint venture		10.00%
Investment fair value cost		$ 0